SCHEDULE OF ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Merchandise purchase payables			¥ 32,219	¥ 61,004
Payable to merchants	[1]		20,386	32,704
Warehouse and logistic fees payables			2,073	3,074
Total accounts payable		$ 7,491	¥ 54,678	¥ 96,782

[1]	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.